Financial assets held for trading - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets held for trading
Financial assets held for trading	€ 6,760	€ 6,552
Euro
Financial assets held for trading
Financial assets held for trading	4,272	4,573
USD
Financial assets held for trading
Financial assets held for trading	2,279	1,614
Other
Financial assets held for trading
Financial assets held for trading	€ 209	€ 365